Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.60%
Corporate Revenue Bonds — 14.41%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	6,400,000	$ 4,480,000
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior) Series A-2 4.00% 6/1/48	5,310,000	4,626,550
Buckeye, Tobacco Settlement Financing Authority
(Senior) Series A-2 3.00% 6/1/48	1,750,000	1,255,030
Central Plains, Nebraska Energy Project
(Project No. 3) Series A 5.00% 9/1/31	2,050,000	2,186,694
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 5.00% 9/1/42 •LIBOR03M, LIBOR	5,000,000	5,178,200
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.456% 6/1/60 #, ^	65,340,000	3,576,058
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	3,892,891
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	6,308,919
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •LIBOR06M	2,555,000	2,300,292
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	10,215,000	8,314,499
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.93% 6/1/57 #, ^	122,985,000	6,737,118
Series F 144A 1.347% 6/1/57 #, ^	80,485,000	3,699,091
Iowa Finance Authority
(Iowa Fertilizer Company Project) 5.00% 12/1/50	5,585,000	5,295,139
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52 •	5,000,000	4,862,750
NQ-011 [11/22] 01/23 (2679883)    1

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	$ 3,612,310
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	2,265,000	2,335,781
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,280,000	1,418,573
Series B 6.50% 11/1/39	4,015,000	4,871,440
Series C 6.50% 11/1/39	1,905,000	2,311,355
New York Transportation Development Corporation Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	2,290,000	2,310,702
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,713,692
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,975,000	2,707,696
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,965,000	3,068,775
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,575,000	1,598,420
Suffolk Tobacco Asset Securitization
Series A-2 4.00% 6/1/50	2,000,000	1,708,180
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.585% 6/1/46 ^	13,510,000	2,086,214
(Capital Appreciation-3rd Subordinate Lien) Series D 0.382% 6/1/46 ^	2,255,000	272,427
Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
Series A-2 4.00% 6/1/49	1,950,000	1,645,137
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,955,000	3,284,074
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	1,360,000	1,397,563
		103,055,570
2    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 8.63%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	$ 822,571
Series A 2.375% 7/1/52	1,295,000	777,699

(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	2,240,000	1,967,997
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	1,905,000	1,908,448
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,742,800
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	760,000	797,346
(Stanford University)
Series T-1 5.00% 3/15/39	3,000,000	3,595,290
Series V-1 5.00% 5/1/49	1,145,000	1,353,505
Series V-2 2.25% 4/1/51	1,830,000	1,151,765
Camden County, Improvement Authority Revenue
(Kipp:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,376,635
Camden, New Jersey County Improvement Authority
(Camden Prep High School Project)
144A 5.00% 7/15/52 #	865,000	847,207
144A 5.00% 7/15/62 #	520,000	491,327
District of Columbia Revenue
5.00% 6/1/50	760,000	738,462
(KIPP DC Issue)
4.00% 7/1/44	380,000	338,002
4.00% 7/1/49	610,000	525,601
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,265,423
Idaho Housing & Finance Association
(Sage International School of Boise Project) Series A 4.00% 5/1/50	425,000	389,530
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,415,000	1,277,108
NQ-011 [11/22] 01/23 (2679883)    3

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/50	415,000	$ 370,844
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,849,750
Philadelphia Authority For Industrial Development University Revenue Bonds
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,930,150
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47	2,775,000	2,909,671
Series A-1 5.50% 7/1/52	4,000,000	4,189,200
Rhode Island Health and Educational Building Revenue
(University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	945,000	946,153
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	2,290,000	2,390,966
University of Texas System Board of Regents
Series B 5.00% 8/15/49	13,670,000	15,726,652
		61,680,102
Electric Revenue Bonds — 2.96%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	1,905,000	1,962,779
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/42	3,265,000	3,336,210
Series A 5.00% 10/1/43	3,650,000	3,725,664
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,712,100
Series A 5.05% 7/1/42 ‡	100,000	73,750
Series A 6.75% 7/1/36 ‡	1,725,000	1,306,688
Series AAA 5.25% 7/1/25 ‡	60,000	44,550
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,488,713
Series TT 5.00% 7/1/32 ‡	2,705,000	2,001,700
Series WW 5.25% 7/1/33 ‡	2,485,000	1,845,112
Series XX 4.75% 7/1/26 ‡	205,000	150,931
Series XX 5.25% 7/1/40 ‡	3,165,000	2,350,012
Series ZZ 4.75% 7/1/27 ‡	160,000	117,800
4    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	80,000	$ 59,400
		21,175,409
Healthcare Revenue Bonds — 14.88%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,415,575
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 5.00% 4/1/47	1,410,000	1,427,766
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,070,814
Series D 7.25% 1/1/52	1,980,000	1,246,766
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 2nd Tier) Series B 5.00% 1/1/49	300,000	175,197
(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D-2 144A 7.75% 1/1/54 #	225,000	133,389
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	460,000	409,377
California Health Facilities Financing Authority Revenue
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,194,968
Series A 4.00% 4/1/49	5,000,000	4,508,850

(Kaiser Permanente) Series A-2 5.00% 11/1/47	21,265,000	24,204,035
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,063,050
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	4,310,000	4,063,597
(American Baptist) 8.00% 8/1/43	1,660,000	1,684,651
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	700,000	653,205
Series A-2 4.00% 8/1/49	2,485,000	2,075,994
NQ-011 [11/22] 01/23 (2679883)    5

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-2 5.00% 8/1/44	2,290,000	$ 2,320,915

(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,430,000	1,443,814
Cuyahoga County, Ohio
(The Metro Health System) 5.50% 2/15/57	2,290,000	2,321,854
(The Metrohealth System) 5.25% 2/15/47	1,710,000	1,721,491
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,678,438
Henrico County, Virginia Economic Development Authority
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	1,130,000	1,172,093
Hillsborough County Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project) Series A 3.50% 8/1/55	5,000,000	3,826,500
Illinois Finance Authority Revenue
Series A 5.00% 8/15/51	6,775,000	7,125,809
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,346,302
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	915,000	647,564
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	1,530,000	1,555,138
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/42	1,150,000	1,167,147
6    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority
(Thomas Jefferson University) Series B 4.00% 5/1/52	4,950,000	$ 4,311,697
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	1,895,000	1,602,639
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park) Series A1 5.00% 7/1/46 ‡	95,000	66,500
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,361,215
New York State Dormitory Authority
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,129,060
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	300,000	301,503
144A 5.00% 12/1/37 #	695,000	696,863
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group) Series B 4.00% 1/1/42	2,000,000	1,992,200
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,135,000	1,720,511
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 4.00% 11/15/42	3,300,000	3,081,672
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	1,790,000	1,808,884
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/47	865,000	665,652
Series A 4.00% 5/15/49	500,000	462,545
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,518,573
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	840,000	854,322
NQ-011 [11/22] 01/23 (2679883)    7

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	$ 1,216,370
Union County Hospital Facility Authority
(Grande Ronde Hospital Project)
5.00% 7/1/40	1,000,000	1,012,850
5.00% 7/1/42	1,185,000	1,195,796
5.00% 7/1/47	500,000	502,310
5.00% 7/1/52	1,125,000	1,113,716
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,127,150
		106,396,327
Lease Revenue Bonds — 6.42%
Kansas City Industrial Development Authority
(Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	2,450,000	2,498,461
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,713,370
Series A 4.00% 6/15/52	12,885,000	10,940,911
Series B 2.809% 12/15/54 (BAM) ^	28,520,000	5,743,073
Minnesota Housing Finance Agency
(State Appropriation) 5.00% 8/1/31	195,000	195,413
New Jersey Transportation Trust Fund Authority
(Transportation System) Series A 5.499% 12/15/39 ^	12,810,000	5,429,518
New York Liberty Development
(Green Bond) Series A 3.00% 11/15/51 (BAM)	3,535,000	2,605,189
Virginia College Building Authority
(21st Century College and Equipment Programs) Series A 5.00% 2/1/40	5,000,000	5,599,950
Virginia Commonwealth Transportation Board
(Transportation Capital Project) 4.00% 5/15/36	3,000,000	3,102,390
8    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Commonwealth Transportation Board
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	4,180,000	$ 4,110,487
		45,938,762
Local General Obligation Bonds — 3.56%
Chicago, Illinois
Series A 5.25% 1/1/29	1,545,000	1,556,031
Series A 5.50% 1/1/49	760,000	770,929
Series A 6.00% 1/1/38	400,000	415,920
Chicago, Illinois Board of Education
5.00% 4/1/42	885,000	888,150
5.00% 4/1/46	905,000	898,837
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	2,585,000	1,821,417
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,472,175
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	2,022,615
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,702,299
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	6,110,000	6,503,301
New York City, New York
Subseries A-1 5.00% 8/1/47	1,330,000	1,422,648
Subseries B-1 5.00% 12/1/41	3,825,000	4,007,605
		25,481,927
Pre-Refunded/Escrowed to Maturity Bonds — 1.80%
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	3,825,000	3,910,106
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,530,000	1,606,622
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23 §	1,530,000	1,590,221
Toledo, Ohio Water System Revenue
5.00% 11/15/38-23 §	760,000	768,717
Washington State Housing Finance Commission
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,246,830
NQ-011 [11/22] 01/23 (2679883)    9

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	760,000	$ 778,316
		12,900,812
Resource Recovery Revenue Bonds — 0.18%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,490,000	1,246,325
		1,246,325
Special Tax Revenue Bonds — 21.90%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	712,900
2.55% 7/1/46	2,885,000	2,010,354
City & County of San Francisco, California Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	3,450,000	2,462,023
Commonwealth of Puerto Rico
3.018% 11/1/43 •	49,652,030	22,653,739
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	30,085,263	25,196,408
Illinois State
First Series 6.00% 6/15/26 (NATL)	760,000	818,991
(Junior Obligation) Series A 4.00% 6/15/31 (BAM)	5,000,000	5,114,200
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,336,489
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	6,265,000	6,317,751
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	1,530,000	1,602,216
Miami-Dade County, Florida Special Obligation
3.505% 10/1/37 (BAM) ^	2,585,000	1,331,689
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	5,000,000	5,052,250
10    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building Aid Revenue
Building Aid Subordinate Subseries S-3A 5.00% 7/15/37	1,905,000	$ 2,032,254
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured)
Series B 6.203% 11/15/55 (BAM) ^	2,585,000	486,161
Series B 6.545% 11/15/55 ^	5,000	854
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 4.00% 3/15/49	3,450,000	3,261,595
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,372,539
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.437% 7/1/46 ^	46,180,000	11,638,283
Series A-1 4.55% 7/1/40	1,116,000	1,039,364
Series A-1 4.75% 7/1/53	15,410,000	14,080,117
Series A-1 5.00% 7/1/58	15,812,000	15,002,584
Series A-1 5.568% 7/1/51 ^	130,029,000	24,466,257
Series A-2 4.329% 7/1/40	5,864,000	5,312,315
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,301,541
		156,602,874
State General Obligation Bonds — 8.73%
California State
(Forward Delivery) 4.00% 9/1/29	1,905,000	2,058,086
(Various Purpose)
5.00% 9/1/32	1,100,000	1,291,675
5.00% 4/1/37	3,825,000	3,846,535
5.00% 11/1/42	3,000,000	3,387,720
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	760,000	903,617
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	2,410,275	1,937,186
NQ-011 [11/22] 01/23 (2679883)    11

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series E 5.00% 9/15/35	1,905,000	$ 2,066,715
Series E 5.00% 9/15/37	1,725,000	1,857,256
Illinois State
5.50% 5/1/39	4,395,000	4,639,230
Series A 4.00% 12/1/33	770,000	737,329
Series A 4.00% 3/1/41	1,110,000	986,990
Series A 5.00% 3/1/34	3,000,000	3,144,540
Series A 5.50% 3/1/47	6,500,000	6,779,045
Series D 5.00% 11/1/27	2,670,000	2,789,002

(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	9,777,774
Maryland State
Series A 5.00% 3/15/26	3,825,000	4,115,662
Series A 5.00% 3/15/28	2,290,000	2,558,914
Washington State
Series A 5.00% 8/1/42	2,500,000	2,790,050
Series R 4.00% 7/1/29	6,300,000	6,776,406
		62,443,732
Transportation Revenue Bonds — 12.69%
Boise City ID Airport Revenue
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,000,000	1,055,780
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,000,000	1,012,410
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,095,000	1,136,610
Series D 5.25% 1/1/42	1,530,000	1,581,530
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/55	865,000	759,375
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,461,925
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,602,284
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	920,730
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	1,135,128
12    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	2,000,000	$ 2,192,560
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,904,956
Los Angeles, California Department of Airports Revenue
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,268,075
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,093,400
Metropolitan Transportation Authority Revenue
Subordinate Series C-1 5.25% 11/15/55	70,000	70,701
Metropolitan Transportation Authority Revenue, New York
Series A-1 5.00% 11/15/47	1,000,000	981,230
(Climate Bond Certified) Series D 5.00% 11/15/33	1,140,000	1,170,700
(Green Bonds) Subseries A-2 4.00% 11/15/41	1,370,000	1,201,887
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	3,270,000	2,850,557
Montgomery County, Texas Toll Road Authority Revenue
(Senior Lien) 5.00% 9/15/37	1,340,000	1,353,668
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	2,000,000	2,066,780
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	12,800,000	11,700,992
North Texas Tollway Authority Revenue
(2nd Tier) Series A 5.00% 1/1/34	3,825,000	3,953,482
Series A 4.00% 1/1/44	5,750,000	5,500,622
Philadelphia, Pennsylvania Airport Revenue
(Private Activity) 5.00% 7/1/51 (AMT)	3,000,000	3,062,940
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,390,619
NQ-011 [11/22] 01/23 (2679883)    13

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	$ 1,312,530
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	2,045,000	1,871,666
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37	3,055,000	3,171,854
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,035,460
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,202,630
San Francisco City & County, California Airports Commission
(San Francisco International Airport) Series A 5.00% 5/1/49 (AMT)	3,825,000	3,900,391
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/42 (AMT)	1,000,000	1,002,210
Series B 5.00% 1/1/48 (AMT)	5,340,000	5,245,375
Southeastern Pennsylvania Transportation Authority Revenue Bonds
(Asset Improvement Program) 5.25% 6/1/52	2,000,000	2,180,160
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	1,395,000	1,428,717
Virginia Small Business Financing Authority Tax-Exempt Senior Lien Private Activity Revenue Bonds
(Transform 66 P3 Project) 5.00% 12/31/52	1,000,000	998,410
		90,778,344
Water & Sewer Revenue Bonds — 1.44%
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,530,000	1,537,145
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	760,000	783,081
14    NQ-011 [11/22] 01/23 (2679883)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Water And Sewer System
Series CC 4.00% 6/15/42	3,000,000	$ 2,996,220
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	4,500,000	4,970,385
		10,286,831
Total Municipal Bonds (cost $738,889,651)		697,987,015
	Principal amount
Short-Term Investments — 1.17%
Variable Rate Demand Notes — 1.17%¤
Los Angeles Department of Water & Power Revenue
Series A 1.00% 7/1/45 (SPA - TD Bank N.A.)	2,800,000	2,800,000
Massachusetts Development Finance Agency
(Boston university Issue) Series U-6E 1.65% 10/1/42 (LOC - TD Bank N.A.)	2,500,000	2,500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series L 1.70% 11/1/35	500,000	500,000
New York City Municipal Water Finance Authority
Series AA-1 1.65% 6/15/48	1,000,000	1,000,000
University of Michigan
Series D-1 0.98% 12/1/24	1,610,000	1,610,000
Total Short-Term Investments (cost $8,410,000)		8,410,000
Total Value of Securities—98.77% (cost $747,299,651)		706,397,015

Receivables and Other Assets Net of Liabilities—1.23%		8,781,388
Net Assets Applicable to 70,368,398 Shares Outstanding—100.00%		$715,178,403
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $55,019,672, which represents 7.69% of the Fund's net assets.
NQ-011 [11/22] 01/23 (2679883)    15

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
16    NQ-011 [11/22] 01/23 (2679883)